Line of Credit and Notes Payable (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Line of credit	$ 39,353	$ 33,484
Term loan	99,353
Term loan, net of debt discount and debt issuance cost		49,634
Notes payable			$ 15,885
Less debt discount and debt issuance cost	$ (334)	(366)	(762)
Less current maturities			(2,545)
Notes payable, net of debt discount and debt issuance cost			12,578
2017 Credit Agreement
Line of credit			$ 26,484
2019 Credit Agreement
Line of credit		33,484
Term loan		$ 50,000